BASIS OF PRESENTATION AND LIQUIDITY (Details 4) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2013 Ordinary Shares	Jun. 21, 2012 iTV Media Inc. or iTV item	Nov. 08, 2010 iTV Media Inc. or iTV	Nov. 08, 2010 iTV Media Inc. or iTV Series A Preference Shares	Jun. 21, 2012 iTV Media Inc. or iTV Smart Frontier Ordinary Shares	Apr. 15, 2012 iTV Media Inc. or iTV Smart Frontier Ordinary Shares	Nov. 08, 2010 iTV Media Inc. or iTV Smart Frontier Ordinary Shares
Basis of presentation and liquidity
Number of shares purchased				9,600,000			5,100,000
Aggregate purchase price							$ 10.0
Percentage of shares acquired		49.00%	75.00%				51.00%
Aggregate cash consideration				20.0
Number of shares issued						4,473,272	4,473,272
Repurchase of ordinary shares from iTV shareholder (in shares)	1,491,091			1,491,091		1,491,091
Fair value of shares issued							$ 9.8
Number of shares of acquiree transferred back					5,100,000
Number of Board seats held before the repurchase		3
Number of Board seats held		2
Number of total Board seats		5